Operating Leases (Details) - Schedule of annual undiscounted cash flows of the operating lease liabilities - Operating Lease [Member]	Jul. 31, 2022 USD ($)
Operating Leases (Details) - Schedule of annual undiscounted cash flows of the operating lease liabilities [Line Items]
2023	$ 2,132,945
2024	2,150,129
2025	2,167,284
2026	2,237,257
2027	2,328,731
Thereafter	23,257,001
Total undiscounted cash flows	34,273,347
Less: present value discount	(7,673,179)
Total Lease Liabilities	$ 26,600,168